Schedule of Pro Forma Combined Financial Information (Details) - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2021		Sep. 30, 2021	Dec. 31, 2020		Sep. 30, 2020	Dec. 31, 2021		Dec. 31, 2020		Mar. 31, 2021		Jun. 30, 2021		Jun. 30, 2020		May 25, 2021	Jun. 30, 2019
Current assets:
Cash	$ 63,375						$ 63,375						$ 1,396,944		$ 441,004
Accounts receivable, net	707,509						707,509						435,598		134,517
Inventory, net	643,920						643,920						441,582		679,471
Loan receivables, current	196,000						196,000								1,365
Loan receivables - related party, current															122,535
Other current assets	184,952						184,952						182,457		263,404
Right of use asset, current	255,734						255,734						243,406		270,363
Total current assets	2,185,432						2,185,432						4,151,909		1,912,659
Noncurrent assets:
Intangible asset, net	10,648,378						10,648,378						10,650,394		9,800
Goodwill	757,648						757,648						757,648
Other assets															54,163
Loan receivables - related party, noncurrent															196,000
Right of use asset, noncurrent	355,129						355,129						486,253		835,393
Investment to Indigo Dye	380,660						380,660						441,407
Total noncurrent assets	16,006,195						16,006,195						15,281,042		1,594,403
Total assets	18,191,627						18,191,627						19,432,951		3,507,062
Current liabilities:
Note payable due to bank	25,982						25,982						25,982		25,982
Accounts payable and accrued liabilities	2,421,705						2,421,705						2,058,839		1,583,228
Customer deposits	887,800						887,800						751,919		466,337
Customer overpayment	74,987						74,987						59,953		47,890
Unearned revenue															53,248
Other payables	626,163						626,163						750,485		691,801
Accrued interest	646,643						646,643						509,997		494,740
Accrued compensation and personnel related payables	8,290						8,290						15,471		35,361
Notes payable - Current	31,787						31,787						33,047		20,000
Notes payable - Related Parties, Current													15,427		15,427
Lease liability - Current	256,579						256,579						239,521		372,285
Loans payable - Current	814,494						814,494						392,605		319,314
Convertible notes payable, Net, Current	1,298,133						1,298,133						1,421,694		1,740,122
Derivative liabilities, net	2,222,310						2,222,310						2,217,361		5,597,095
Due to related parties	228,057						228,057						163,831		35,943
Warrants liabilities	6,405						6,405						21,042		79,910
Shares to be issued	262,077						262,077						138,077		101,577
Total current liabilities	9,811,412						9,811,412						8,815,251		11,680,260
Non-current liabilities:
Note Payable	4,888,463						4,888,463						4,997,323
Loans payable	836,245						836,245						308,588		197,946
Lease liability	385,108						385,108						524,149		767,729
Total liabilities	15,986,793						15,986,793						14,662,733		12,645,935
Stockholders’ equity (deficiency):
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021	9,022,992						9,022,992						7,402,536		1,763,278
Additional paid-in capital	72,367,128						72,367,128						64,841,654		57,307,767
Share to be issued, Preferred stock													5,600,000
Accumulated deficit	(78,816,668)						(78,816,668)						(74,364,466)		(68,438,332)
Total stockholders’ deficiency	2,616,002						2,616,002						4,869,874		(9,127,737)
Non-Controlling Interest	(411,168)						(411,168)						(99,656)		(11,136)
Total stockholders’ equity (deficiency)	2,204,834		$ 4,328,979	$ (5,239,070)		$ (4,804,248)	2,204,834		$ (5,239,070)				4,770,218		(9,138,873)			$ 14,678,534
Total liabilities and stockholders’ equity (deficiency)	18,191,627						18,191,627						19,432,951		3,507,062
Revenues, net	1,235,825			300,652			2,404,606		2,446,979				3,979,049		4,362,585
Cost of goods sold	461,873			242,531			848,812		1,272,429				2,153,311		2,851,940
Gross profit	773,952			58,121			1,555,794		1,174,550				1,825,738		1,510,645
Selling, general and administrative expenses	683,745			271,549			1,296,884		875,358				1,824,757		1,734,830
Marketing and Research Expense	36,992			93,908			72,405		316,256				431,913		514,394
Professional Expense	190,249			115,615			500,750		619,045				1,438,341		1,128,896
Salaries and Wages	479,738			105,700			940,162		464,474				709,041		572,683
Stock Compensation Expense	22,500			47,250			124,000		66,000				518,393		9,255,277
Loss from operations	(1,184,919)			(576,583)			(2,437,521)		(1,445,170)				(3,941,597)		(12,125,576)
Non-operating income (expense):
Gain in loss of control of VIE				313,928					313,928				313,928
Interest expense	(1,093,317)			(728,197)			(1,251,228)		(1,194,972)				(1,700,420)		(1,613,044)
Bad debts	(7)			(130,467)			(7)		(132,979)				(522,352)		(240,157)
Change in fair value of derivative liabilities	(390,306)			496,961			(65,073)		3,992,108				1,087,485		(1,442,295)
Warrant Expense	6,347			4,174			14,637		70,389				58,868		(119,526)
Gain on debt conversion															(184,626)
Loss on asset disposal							(28)								(119,044)
Amortization of debt discount	(24,071)			(1,031,379)			(156,651)		(1,845,925)				(2,617,274)		(3,823,500)
Debt forgiveness													96,595		590,226
Impairment Loss													(43,800)		(2,066,958)
Total non-operating expenses, net	(1,709,814)			(1,077,700)			(2,315,454)		1,072,096				(2,091,204)		(9,408,995)
Equity Method Investment Loss	(16,270)			(2,114)			(60,747)		(2,114)				(81,725)
Net loss	(2,911,002)		$ (1,902,718)	(1,656,397)		$ 1,279,976	(4,813,722)		(375,188)				(6,114,526)		(21,534,571)
Less: net loss attributable to the noncontrolling interest	(54,168)						(361,519)						(188,392)		(195,416)
Net loss attributable to SugarMade Inc.	$ (2,856,834)			$ (1,656,397)			$ (4,452,203)		$ (375,188)				$ (5,926,134)		$ (21,339,155)
Basic net income (loss) per share	$ (0.00)			$ (0.00)			$ (0.00)		$ (0.00)				$ (0.00)		$ (0.02)
Diluted net income (loss) per share	$ (0.00)			$ (0.00)			$ (0.00)		$ (0.00)				$ (0.00)		$ (0.02)
Weighted Average Number of Shares Outstanding, Basic and Diluted	8,728,862,892	[1]		3,233,135,446	[1]		8,509,797,777	[1]	2,864,951,348	[1]			3,851,836,959	[2]	939,171,416	[2]
Pro Forma Merger Adjustment [Member]
Current assets:
Cash											$ 280,000
Accounts receivable, net
Inventory, net
Loan receivables, current
Loan receivables - related party, current
Other current assets
Right of use asset, current
Total current assets											280,000
Noncurrent assets:
Machinery and Equipment, net
Land Improvements, net
Estate Property - Land
Intangible asset, net											10,572,600
Goodwill											573,000
Other assets
Loan receivables - related party, noncurrent
Right of use asset, noncurrent
Investment to Indigo Dye
Total noncurrent assets											11,145,600
Total assets											11,425,600
Current liabilities:
Note payable due to bank
Accounts payable and accrued liabilities
Customer deposits
Customer overpayment
Unearned revenue
Other payables
Accrued interest
Accrued compensation and personnel related payables
Notes payable - Current
Notes payable - Related Parties, Current
Lease liability - Current
Loans payable - Current
Loan payable - Related Parties, Current
Convertible notes payable, Net, Current
Derivative liabilities, net
Due to related parties
Warrants liabilities
Shares to be issued
Total current liabilities
Non-current liabilities:
Note Payable											3,976,000
Loans payable
Lease liability
Total liabilities											3,976,000
Stockholders’ equity (deficiency):
Preferred stock, $0.001 par value, 10,000,000 shares authorized 1,541,500 shares issued outstanding at March 31, 2021											5,600
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021											660,571
Additional paid-in capital											6,783,429
Accumulated deficit
Total stockholders’ deficiency											7,449,600
Non-Controlling Interest
Total stockholders’ equity (deficiency)											7,449,600
Total liabilities and stockholders’ equity (deficiency)											11,425,600
Revenues, net
Cost of goods sold
Gross profit
Selling, general and administrative expenses
Advertising and Promotion Expense
Marketing and Research Expense
Professional Expense
Salaries and Wages
Stock Compensation Expense
Loss from operations
Non-operating income (expense):
Other income
Gain in loss of control of VIE
Interest expense
Bad debts
Change in fair value of derivative liabilities
Warrant Expense
Gain on debt conversion
Loss on settlement
Loss on asset disposal
Amortization of debt discount
Debt forgiveness
Miscellaneous
Impairment Loss
Other expenses
Total non-operating expenses, net
Equity Method Investment Loss
Net loss
Less: net loss attributable to the noncontrolling interest
Net loss attributable to SugarMade Inc.
Basic net income (loss) per share
Diluted net income (loss) per share
Weighted Average Number of Shares Outstanding, Basic and Diluted											0	[3]			0	[4]
Pro Forma [Member]
Current assets:
Cash											$ 568,096
Accounts receivable, net											75,040
Inventory, net											692,460
Loan receivables, current
Loan receivables - related party, current											208,931
Other current assets											1,066,597
Right of use asset, current											237,556
Total current assets											2,848,680
Noncurrent assets:
Machinery and Equipment, net											477,834
Land Improvements, net											341,681
Estate Property - Land											1,922,376
Intangible asset, net											10,587,178
Goodwill											573,000
Other assets
Loan receivables - related party, noncurrent											196,000
Right of use asset, noncurrent											549,261
Investment to Indigo Dye											564,819
Total noncurrent assets											15,212,149
Total assets											18,060,829
Current liabilities:
Note payable due to bank											25,982
Accounts payable and accrued liabilities											1,839,012
Customer deposits											1,060,268
Customer overpayment											53,183
Unearned revenue											9,379
Other payables											812,069
Accrued interest											519,267
Accrued compensation and personnel related payables
Notes payable - Current											20,000
Notes payable - Related Parties, Current											15,427
Lease liability - Current											231,305
Loans payable - Current											464,112
Loan payable - Related Parties, Current											238,150
Convertible notes payable, Net, Current											1,982,902
Derivative liabilities, net											2,723,899
Due to related parties											4,244
Warrants liabilities											24,216
Shares to be issued											136,577
Total current liabilities											10,159,992
Non-current liabilities:
Note Payable											5,357,593
Loans payable											420,903
Lease liability											591,116
Total liabilities											16,529,604
Stockholders’ equity (deficiency):
Preferred stock, $0.001 par value, 10,000,000 shares authorized 1,541,500 shares issued outstanding at March 31, 2021											7,142
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021											5,773,449
Additional paid-in capital											69,879,356
Share to be issued, Preferred stock											(1)
Common Stock Subscribed											236,008
Accumulated deficit											(74,418,576)
Total stockholders’ deficiency											1,477,378
Non-Controlling Interest											53,847
Total stockholders’ equity (deficiency)											1,531,225
Total liabilities and stockholders’ equity (deficiency)											18,060,829
Revenues, net											2,851,822				$ 4,354,102
Cost of goods sold											1,502,247				2,851,940
Gross profit											1,349,575				1,502,161.64
Selling, general and administrative expenses											1,457,294				13,620,529
Advertising and Promotion Expense											378,068
Marketing and Research Expense											364,580
Professional Expense											760,580
Salaries and Wages											375,696
Stock Compensation Expense											82,250
Loss from operations											(2,068,893)				(12,118,367)
Non-operating income (expense):
Other income											5,099				3,064
Gain in loss of control of VIE											313,928
Interest expense											(1,965,841)				(1,613,044)
Bad debts											(133,235)				(240,157)
Change in fair value of derivative liabilities											506,559				(1,442,295)
Warrant Expense											55,695				(119,526)
Gain on debt conversion															(184,626)
Loss on settlement											(80,000)				(393,135)
Loss on asset disposal															(119,044)
Amortization of debt discount											(2,605,144)				(3,823,500)
Debt forgiveness															590,226
Miscellaneous															(7,201)
Impairment Loss															(2,066,958)
Other expenses											(55,054)
Total non-operating expenses, net											(3,957,993)				(9,416,195)
Net loss															(21,534,562)
Less: net loss attributable to the noncontrolling interest											(48,756)				(195,416)
Net loss attributable to SugarMade Inc.											$ (48,756)				$ (21,339,146)
Basic net income (loss) per share											$ (0.00)				$ (0.02)
Diluted net income (loss) per share											$ (0.00)				$ (0.02)
Weighted Average Number of Shares Outstanding, Basic and Diluted											3,247,070,176	[3]			958,183,933	[4]
Parent Company [Member]
Current assets:
Cash											$ 269,885
Accounts receivable, net											75,040
Inventory, net											692,460
Loan receivables, current
Loan receivables - related party, current											208,931
Other current assets											1,066,597
Right of use asset, current											237,556
Total current assets											2,550,469
Noncurrent assets:
Machinery and Equipment, net											390,189
Land Improvements, net
Estate Property - Land
Intangible asset, net											14,578
Other assets
Loan receivables - related party, noncurrent											196,000
Right of use asset, noncurrent											549,261
Investment to Indigo Dye											564,819
Total noncurrent assets											1,714,847
Total assets											4,265,316
Current liabilities:
Note payable due to bank											25,982
Accounts payable and accrued liabilities											1,753,855
Customer deposits											660,268
Customer overpayment											53,183
Unearned revenue											9,379
Other payables											812,069
Accrued interest											515,767
Accrued compensation and personnel related payables
Notes payable - Current											20,000
Notes payable - Related Parties, Current											15,427
Lease liability - Current											231,305
Loans payable - Current											350,221
Loan payable - Related Parties, Current											238,150
Convertible notes payable, Net, Current											1,982,902
Derivative liabilities, net											2,723,899
Due to related parties
Warrants liabilities											24,216
Shares to be issued											136,577
Total current liabilities											9,553,200
Non-current liabilities:
Note Payable
Loans payable											366,495
Lease liability											591,116
Total liabilities											10,510,811
Stockholders’ equity (deficiency):
Preferred stock, $0.001 par value, 10,000,000 shares authorized 1,541,500 shares issued outstanding at March 31, 2021											1,542
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021											4,718,105
Additional paid-in capital											63,095,927
Share to be issued, Preferred stock											(1)
Common Stock Subscribed											236,008
Accumulated deficit											(74,350,923)
Total stockholders’ deficiency											(6,299,342)
Non-Controlling Interest											53,847
Total stockholders’ equity (deficiency)											(6,245,495)
Total liabilities and stockholders’ equity (deficiency)											4,265,316
Revenues, net											2,851,822				$ 4,354,102
Cost of goods sold											1,502,247				2,851,940
Gross profit											1,349,575				1,502,162
Selling, general and administrative expenses											1,446,038				13,620,529
Advertising and Promotion Expense											378,068
Marketing and Research Expense											364,580
Professional Expense											756,444
Salaries and Wages											368,616
Stock Compensation Expense											82,250
Loss from operations											(2,046,421)				(12,118,367)
Non-operating income (expense):
Other income											5,099				3,064
Gain in loss of control of VIE											313,928
Interest expense											(1,920,660)				(1,613,044)
Bad debts											(133,235)				(240,157)
Change in fair value of derivative liabilities											506,559				(1,442,295)
Warrant Expense											55,695				(119,526)
Gain on debt conversion															(184,626)
Loss on settlement											(80,000)				(393,135)
Loss on asset disposal															(119,044)
Amortization of debt discount											(2,605,144)				(3,823,500)
Debt forgiveness															590,226
Miscellaneous															(7,201)
Impairment Loss															(2,066,958)
Other expenses											(55,054)
Total non-operating expenses, net											(3,912,812)				(9,416,195)
Equity Method Investment Loss											(2,114)
Net loss											(5,961,347)				(21,534,562)
Less: net loss attributable to the noncontrolling interest											(48,756)				(195,416)
Net loss attributable to SugarMade Inc.											$ (5,912,591)				$ (21,339,146)
Basic net income (loss) per share											$ (0.00)				$ (0.02)
Diluted net income (loss) per share											$ (0.00)				$ (0.02)
Weighted Average Number of Shares Outstanding, Basic and Diluted											3,247,070,176	[3]			958,183,933	[4]
Lemon Glow Company, Inc [Member]
Current assets:
Cash											$ 18,211
Accounts receivable, net
Inventory, net
Loan receivables, current
Loan receivables - related party, current
Other current assets
Right of use asset, current
Total current assets											18,211
Noncurrent assets:
Machinery and Equipment, net											87,645
Land Improvements, net											341,681
Estate Property - Land											1,922,376
Intangible asset, net
Goodwill																	$ 757,648
Other assets
Loan receivables - related party, noncurrent
Right of use asset, noncurrent
Investment to Indigo Dye
Total noncurrent assets											2,351,702
Total assets											2,369,913
Current liabilities:
Note payable due to bank
Accounts payable and accrued liabilities											85,157
Customer deposits											400,000
Customer overpayment
Unearned revenue
Other payables
Accrued interest											3,500
Accrued compensation and personnel related payables
Notes payable - Current
Notes payable - Related Parties, Current
Lease liability - Current
Loans payable - Current											113,891
Loan payable - Related Parties, Current
Convertible notes payable, Net, Current
Derivative liabilities, net
Due to related parties											4,244
Warrants liabilities
Shares to be issued
Total current liabilities											606,792
Non-current liabilities:
Note Payable											1,381,593
Loans payable											54,408
Lease liability
Total liabilities											2,042,793
Stockholders’ equity (deficiency):
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021											394,773
Accumulated deficit											(67,653)
Total stockholders’ deficiency											327,120
Non-Controlling Interest
Total stockholders’ equity (deficiency)											327,120
Total liabilities and stockholders’ equity (deficiency)											2,369,913
Revenues, net
Cost of goods sold
Gross profit
Selling, general and administrative expenses											11,256
Advertising and Promotion Expense
Marketing and Research Expense
Professional Expense											4,136
Salaries and Wages											7,080
Stock Compensation Expense
Loss from operations											(22,472)
Non-operating income (expense):
Other income
Gain in loss of control of VIE
Interest expense											(45,181)
Bad debts
Change in fair value of derivative liabilities
Warrant Expense
Gain on debt conversion
Loss on settlement
Loss on asset disposal
Amortization of debt discount
Debt forgiveness
Miscellaneous
Impairment Loss
Other expenses
Total non-operating expenses, net											(45,181)
Equity Method Investment Loss
Net loss											(67,653)
Less: net loss attributable to the noncontrolling interest
Net loss attributable to SugarMade Inc.											$ (67,653)
Basic net income (loss) per share
Diluted net income (loss) per share
Weighted Average Number of Shares Outstanding, Basic and Diluted											0	[3]			0	[4]

[1]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share.
[2]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share
[3]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share
[4]	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share